Income taxes: (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 25,557,786	$ 15,154,000
Depreciation basis of assets	657,878	4,600
Deferred tax assets	26,215,664	15,158,600
Deferred tax liabilities:
Depletion basis of assets and related accounts	(651,534)	(85,800)
Deferred tax liabilities	(651,534)	(85,800)
Net deferred tax (liabilities) assets before valuation allowance	25,564,130	15,072,800
Valuation allowance	(25,564,130)	(15,072,800)
Difference between actual tax provision and amounts obtained by applying statutory tax rates to the income or loss before income taxes
Tax provision (benefit) calculated at statutory rate	3,098,801	(1,484,000)
Effect of bargain purchase gain	(7,677,201)
Effect of warrant liability	(5,821,035)
Adjustment to valuation allowance	10,399,435	1,484,000
Net operating loss carryforwards
Net operating losses	75,169,980
2028
Net operating loss carryforwards
Net operating losses	10,389,100
2029
Net operating loss carryforwards
Net operating losses	11,065,900
2031
Net operating loss carryforwards
Net operating losses	11,934,200
2032
Net operating loss carryforwards
Net operating losses	8,923,800
2033
Net operating loss carryforwards
Net operating losses	2,257,500
2034
Net operating loss carryforwards
Net operating losses	$ 30,599,480